BORROWINGS (Borrowings by Currency) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,230,119	$ 2,146,414
$ | Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings	969,826	1,021,909
$ | Floating
Disclosure of detailed information about borrowings [line items]
Borrowings	475,157	609,062
BRL | Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings	0	352
BRL | Floating
Disclosure of detailed information about borrowings [line items]
Borrowings	652,619	456,846
COP/$ | Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings	79,140	53,135
ARS | Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings	41,010	0
MEX/$ | Floating
Disclosure of detailed information about borrowings [line items]
Borrowings	12,367	0
GTQ/$ | Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0	$ 5,110